INCOME TAXES - Calculation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal statutory rate	34.00%	34.00%
Effect of: state taxes, net of federal tax benefit	3.06%	3.06%
Valuation allowance	(3706.00%)	(3706.00%)
Effective income tax rate	0.00%	0.00%